Consolidated Balance Sheets Parenthetical - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Balance Sheet Parenthetical [Line Items]
Investments, Fair Value Disclosure	$ 110,066	$ 163,675
Treasury Stock [Member]
Condensed Consolidated Balance Sheet Parenthetical [Line Items]
Treasury Stock, Shares	171,695,908	128,468,165
Common Class A [Member]
Condensed Consolidated Balance Sheet Parenthetical [Line Items]
Common Stock, Par Value	$ 0	$ 0.0001
Common Stock, Shares Authorized	0	2,000,000,000
Common Stock, Shares, Issued	0	717,387,446
Common Stock, Shares, Outstanding	0	588,919,281
Common Stock [Member]
Condensed Consolidated Balance Sheet Parenthetical [Line Items]
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	2,010,000,000	2,010,000,000
Common Stock, Shares, Issued	736,531,771	0
Common Stock, Shares, Outstanding	564,835,863	0
Common Class B [Member]
Condensed Consolidated Balance Sheet Parenthetical [Line Items]
Common Stock, Par Value	$ 0	$ 0.0001
Common Stock, Shares Authorized	0	10,000,000
Common Stock, Shares, Issued	0	2,399,976
Common Stock, Shares, Outstanding	0	2,399,976